Note 12 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Short-Term Debt [Table Text Block]
	FHLB Short-Term Borrowings At or For the Year Ended December 31,		FRB Short-Term Borrowings At or For the Year Ended December 31,
	2024	2023	2024	2023

Average balance outstanding	$1,219	$72,566	$-	$711
Maximum amount outstanding at any month-end during the period	45,000	116,200	-	7,000
Balance outstanding at end of period	45,000	-	-	-
Average interest rate during the period	4.98%	5.38%	-%	4.78%
Weighted average interest rate at end of period	4.71%	-%	-%	-%

Federal Home Loan Bank Advances [Member]
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	December 31, 2024		December 31, 2023
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2024	$-	-%	$21,167	4.25%
2025	2,855	1.25	7,855	3.40
Total FHLB long-term debt	$2,855	1.25%	$29,022	4.02%